Long-term debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 29, 2025	Dec. 31, 2024	Apr. 27, 2022	Sep. 11, 2020	Apr. 04, 2017
Debt Instrument [Line Items]
Long-term bank loans	$ 184,994		$ 0
Finance lease obligations	11,672		9,087
Other long-term borrowings	2,193		2,791
Subtotal	1,148,859		725,343
Discounts and premiums on Notes	(4,229)		(3,956)
Deferred financing costs (“DFC”)	(6,969)		(2,789)
Total	1,137,661		718,598
Current portion of long-term debt	11,776		2,624
Long-term debt, excluding current portion	1,125,885		715,974
2032 Notes
Debt Instrument [Line Items]
Notes	600,000		0
Deferred financing costs (“DFC”)		$ (5,761)
2029 Notes
Debt Instrument [Line Items]
Notes	350,000		334,200
Deferred financing costs (“DFC”)				$ (2,651)
2027 Notes
Debt Instrument [Line Items]
Notes	$ 0		$ 379,265
Deferred financing costs (“DFC”)					$ (2,000)	$ (3,001)